Consolidated Statements of Cash Flows (Unaudited) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
OPERATING ACTIVITIES:
Net income	$ 14,771	$ 13,971
Adjustments to reconcile net income to net cash provided by operating activities:
Non cash adjustments	68,345	72,812
Increase in operating assets	(52,750)	(40,783)
Increase in operating liabilities	13,886	32,142
Payments for drydock and special survey costs	(6,609)	(4,990)
Net cash provided by operating activities	37,643	73,152
INVESTING ACTIVITIES:
Deconsolidation of Navios Acquisition	0	(72,425)
Decrease in restricted cash for asset acquisitions	0	778
Acquisition of General Partner units	(1,472)	(2,052)
Acquisition of vessels	(38,357)	(56,059)
Deposits for vessel acquisitions	0	(4,499)
Loan repayment from affiliate company	5,000	0
Loan proceeds to affiliate company	(1,906)	0
Proceeds from sale of assets	59,500	120,000
Purchase of property and equipment	(8,535)	(32,274)
Net cash provided by/(used in) investing activities	14,230	(46,531)
FINANCING ACTIVITIES:
Proceeds from long-term loans, net of deferred finance fees	50,759	54,613
Repayment of long-term debt	(92,232)	(165,847)
Repayment of Senior Notes	0	(300,000)
Proceeds from issuance of Senior Notes, net of deferred finance fees	0	534,309
Dividends paid	(13,141)	(14,182)
Issuance of common stock	93	415
Payments of obligations under capital leases	(851)	(612)
Decrease/(increase) in restricted cash	1,498	(373)
Net cash (used in)/provided by financing activities	(53,874)	108,323
(Decrease)/increase in cash and cash equivalents	(2,001)	134,944
Cash and cash equivalents, beginning of period	171,096	207,410
Cash and cash equivalents, end of period	169,095	342,354
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid for interest, net of capitalized interest	48,971	29,659
Cash paid for income taxes	745	832
Non-cash investing and financing activities
Due from Navios Partners for the sale of Navios Buena Ventura in June 2012	8,000	0
Reclassification of investments in available for sale securities to investments in affiliates (Note 14)	82,572	0
Reclassification of accumulated other comprehensive income to investments in affiliates (Note 14)	6,158	0
Dividends declared but not paid	6,146	6,100
Investments in available for sale securities	232	0
Purchase of property and equipment	487	0
Capitalized deferred financing costs into vessel cost	135	258
Revaluation of vessels due to restructuring of capital lease obligations	4,590	0
Decrease in capital lease obligations due to restructuring	$ (4,590)	$ 0